Financial Instruments and Fair Value Measurements (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Current Assets	$ 1,276	$ 1,538
Current liabilities	(63,837)	(72,703)
Non current liabilities	(144,092)	(159,376)
Total	(206,653)	(230,541)
Interest Rate Swap [Member]
Current Assets	0	0
Current liabilities	(63,837)	(71,640)
Non current liabilities	(144,092)	(159,376)
Total	(207,929)	(231,016)
Forward Freight Agreements [Member]
Current Assets	185	0
Current liabilities	0	(1,063)
Non current liabilities	0	0
Total	185	(1,063)
Foreign Currency Forward Contracts [Member]
Current Assets	1,091	1,538
Current liabilities	0	0
Non current liabilities	0	0
Total	$ 1,091	$ 1,538